Document and Entity Information	Mar. 21, 2023
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Mar. 21, 2023
Entity File Number	001-40217
Entity Registrant Name	Sun Country Airlines Holdings, Inc.
Entity Central Index Key	0001743907
Entity Incorporation, State or Country Code	DE
Entity Tax Identification Number	82-4092570
Entity Address, Address Line One	2005 Cargo Road
Entity Address, City or Town	Minneapolis
Entity Address, State or Province	MN
Entity Address, Postal Zip Code	55450
City Area Code	651
Local Phone Number	681-3900
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	SNCY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Entity Ex Transition Period	false
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false